Related parties - Other related party balances (Details) - Other related parties - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Lease liabilities paid		$ 38.0	$ 64.0
Trade and other receivables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities		0.9	2.4
Trade and other payables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities		0.2	0.2
Loans lease and other liabilities
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	[1]	$ 57.1	$ 41.4

[1]	Includes lease liabilities for which the Group paid (principal and interest) US$ 38 million and US$ 64 million during the year ended December 31, 2023 and 2022 respectively.